SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION
Schedule of selected financial information

	For the years ended December 31, 2012
	Film distribution	Film investment and production	Movie theater	Talent agency	Intersegment elimination	Consolidated
Revenues from external customers	62,930	37,022	41,719	612	—	142,283
Intersegment revenues	1,136	36,709	—	—	(37,845)	—
Cost of revenues	(38,937)	(66,876)	(18,093)	(24)	37,845	(86,085)
Film participation expenses	—	(439)	—	—	—	(439)

Segment profit	25,129	6,416	23,626	588	—	55,759

	For the years ended December 31, 2013
	Film distribution	Film investment and production	Movie theater	Talent agency	Intersegment elimination	Consolidated
Revenues from external customers	74,632	12,577	61,497	630	—	149,336
Intersegment revenues	2,024	28,404	—	—	(30,428)	—
Cost of revenues	(53,598)	(33,663)	(26,006)	—	30,428	(82,839)
Film participation expenses	—	1,319	—	—	—	1,319

Segment profit	23,058	8,637	35,491	630	—	67,816

	For the years ended December 31, 2014
	Film distribution	Film investment and production	Movie theater	Talent agency	Intersegment elimination	Consolidated
Revenues from external customers	172,570	950	79,781	785	—	254,086
Intersegment revenues	4,317	60,979	—	—	(65,296)	—
Cost of revenues	(114,431)	(58,466)	(33,673)	(24)	65,296	(141,298)
Film participation expenses	—	(12,247)	—	—	—	(12,247)
Equity in earnings of equity method investments, net of tax	—	3,350	—	—	—	3,350

Segment profit	62,456	(5,434)	46,108	761	—	103,891

Schedule of selected financial information relating to the movie theater segments

	Years ended December 31,
	2012	2013	2014
Admissions	34,511	51,184	66,480
Concessions	4,209	6,003	7,342
Advertising	1,021	2,061	2,770
Others	1,978	2,249	3,189

Total revenues from movie theater segment	41,719	61,497	79,781

Schedule of reconciliation from consolidated segment profit to consolidated financial statements

	Years ended December 31,
	2012	2013	2014
Consolidated segment profit	55,759	67,816	103,891
Selling and marketing expenses	(18,490)	(14,373)	(31,528)
General and administrative expenses	(41,890)	(49,854)	(63,321)
Government subsidies	3,867	5,022	5,978
Net interest and exchange gain (loss)	220	680	(2,101)
Interest income from loan to producer of TV series	—	—	41
Other income	288	284	284
Loss on disposal of an equity method investment	(6)	—	—
Investment income	—	—	64

(Loss) income before income tax and equity in earnings of equity method investments, net of tax	(252)	9,575	13,308

Schedule of revenues, classified by the major geographic areas

	Years ended December 31,
	2012	2013	2014
Revenues from the PRC	131,609	141,740	248,407
Revenues from countries other than the PRC	10,674	7,596	5,679

Total	142,283	149,336	254,086